CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Schedule of Total Long-term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Apr. 07, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Long-term investments	$ 26,022		$ 59,799
Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	12,094		2,371
Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	8,228		9,228
Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Long-term investments	$ 5,700		$ 48,200
Cortina [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments
GCT Semiconductor, Inc. [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	$ 811		$ 811
Xalted Networks [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments
UTStarcom Hong Kong Holdings Ltd [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	$ 10,000
UTStarcom Hong Kong Holdings Ltd [Member] | Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Long-term investments		$ 20,000	$ 20,200
SBI [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	$ 1,283		1,560
ACELAND [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	1,109		2,109
Shareholder Loan to Aceland [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term investments	$ 7,119		$ 7,119
UiTV Media Inc [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term investments
UiTV Media Inc [Member] | Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Long-term investments			$ 20,000
Aio TV Inc [Member] | Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Long-term investments	$ 5,700		$ 8,000